Convertible Notes	12 Months Ended
Dec. 31, 2016
Convertible Notes
Convertible Notes
Convertible Notes

8. Convertible Notes

        On October 29, 2013, the Company entered into a Note and Warrant Purchase Agreement (the "Convertible Note Agreement"), as amended in May 2014, with certain existing convertible preferred stockholders, third-parties and employees for the issuance of convertible notes for up to an aggregate principal amount of $25,000,000. Under the terms of the Convertible Note Agreement, the Company issued convertible notes in October and November 2013 for total proceeds of $13,472,000, and in May and July 2014 for additional total proceeds of $4,720,000. The Company was required to pay interest on these convertible notes at a rate of 30-day LIBOR, plus 6% per annum subject to a minimum internal rate of return of 20%. The notes will mature and the accrued interest thereon would have become payable upon the earlier of: (i) October 29, 2018, (ii) an event of default, or (iii) a change of control event.

        The principal and accrued interest on the notes were convertible, at the option of the holder, upon a future issuance of the Company's convertible preferred stock or common stock (the "Equity Financing") into that same stock at a conversion price equal to 85% of the price paid by other investors in the financing event. For holders who elected not to convert their notes upon the closing of the Company's Series E Preferred Stock financing or upon its IPO, the Company may repay the holder, at its sole election, a payment equal to the greater of (i) 125% of the outstanding principal and accrued and unpaid interest, or (ii) the amount providing the investor with a 20% minimum internal rate of return, at any time prior to their maturity date.

        In conjunction with the issuance of the convertible notes, the Company issued warrants to purchase up to the number of shares of common stock equal to 15% of the principal amount of the convertible notes divided by an exercise price per share equal to the lesser of $1,566.00 per share, or the price per share paid by the investors in the first bona fide preferred stock financing subsequent to the date of the convertible notes. Upon the Series E Convertible Preferred Stock issuance in September 2014, the exercise price per share was fixed at $504.00 per share and the Company issued warrants to purchase a total of 5,413 shares of common stock. The warrants, which were immediately exercisable, expired upon the closing of the Company's IPO. The estimated fair value of the warrants upon issuance, of $1,000, was based on an option pricing model. The Company recorded the fair value of the warrants at issuance as a debt discount and as a warrant liability. The debt discount was accreted using the effective interest method as additional interest expense over the term of the convertible notes. Immediately prior to the closing of the Company's IPO, 3,732 of the warrants to purchase common stock were net exercised, 610 of the warrants to purchase common stock were exercised and the remaining balance of 1,071 warrants to purchase common stock expired.

        The convertible notes have redemption features that were determined to be compound embedded derivatives requiring bifurcation and separate accounting. The fair value of the compound embedded derivative upon issuance was determined to be a liability of $179,000. The fair value of these derivative instruments was recognized as an additional discount and as a derivative liability on the balance sheets upon issuance of the convertible notes. The compound embedded derivative associated with the convertible notes required periodic re-measurements to fair value while the instruments are still outstanding. In September and November 2014, in connection with the issuance of the Series E Convertible Preferred Stock, $11,582,000 of the outstanding convertible notes and accrued interest thereon was converted into shares of Series E Convertible Preferred Stock (Note 11). Upon the conversion of the convertible notes, the Company recorded a net loss from the extinguishment of the debt in the amount of $1,234,000 which is reflected in other income (expense), net in the statement of operations and comprehensive loss.

        In September 2015, in connection with the consummation of the Loan Agreement, the Company repaid all amounts outstanding under the convertible notes. The carrying value of the convertible notes and accrued interest was $9,867,000 prior to payoff. The Company recorded a loss on extinguishment of the convertible notes of $86,000 as a component of other income (expense), net, on the statements of operations and comprehensive loss.

        The Company's interest expense associated with the convertible notes amounted to none, $1,230,000 and $2,633,000 during the years ended December 31, 2016, 2015 and 2014, respectively, based on the minimum internal rate of return of 20%.